PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 26, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Major classifications of property and equipment as of December 26, 2014 and December 27, 2013 were as follows (in thousands):

	Successor
	December 26, 2014			December 27, 2013
	Owned	Capital Leases	Total	Owned	Capital Leases	Total
Land	$696	$—	$696	$696	$—	$696
Building	5,859	—	5,859	5,859	—	5,859
Machinery and equipment	72,460	243	72,703	56,639	770	57,409
Office furniture and equipment	3,649	139	3,788	3,460	139	3,599
Vehicles	4,717	1,258	5,975	4,069	1,258	5,327
Leasehold improvements	14,061	—	14,061	13,378	—	13,378
Construction in progress	107	—	107	165	—	165
Property and equipment, gross	101,549	1,640	103,189	84,266	2,167	86,433
Less: Accumulated depreciation and amortization	(46,715)	(1,630)	(48,345)	(25,840)	(1,928)	(27,768)
Property and equipment, net	$54,834	$10	$54,844	$58,426	$239	$58,665

Schedule of Capital Leased Assets, Income Statement Disclosure [Table Text Block]
During 2014, 2013 and 2012, depreciation and amortization expense, which includes amortization of capital leases, was as follows (in thousands):

	Successor			Predecessor
	For the fiscal year ended		For the period September 8, 2012 through December 28, 2012	For the period December 31, 2011 through September 7, 2012
	December 26, 2014	December 27, 2013
Depreciation and amortization expense	$21,197	$21,780	$6,117	$13,135